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[ING LETTERHEAD]

May 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

RE:  ING Variable Insurance Trust ("Trust")
     File Nos. 333-83071; 811-9477

Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Investment Company Act of 1940, as amended, ("1940 Act") this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29 to the Trust that would be filed pursuant to 497(c) under the 1940 Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A.

   If you have any questions, please do not hesitate to contact me at 480-477-2659.

                                                 Regards,

                                                 /s/ Paul A. Caldarelli
                                                 ----------------------
                                                 Paul A. Caldarelli
                                                 Counsel
                                                 ING U.S. Legal Services

cc: Jeffrey S. Puretz, Esq.
    Dechert LLP